Component of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Line Items]
Accounts receivable	$ 16,462	$ 16,109
Less: allowance for doubtful accounts	(7,796)	(9,394)
Accounts receivable, net	$ 8,666	$ 6,715